INCOME TAX EXPENSE (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SINGAPORE
IncomeTaxDisclosureLineItem [Line Items]
Corporate tax rate	17.00%	17.00%	17.00%